Commitments and Contingencies Level 4 (Details) - Annual Purchase Commitments $ in Millions	Dec. 31, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
P2016Y	$ 293
P2017Y	241
P2018Y	112
P2019Y	105
P2020Y	95
2021 and beyond	84
Total minimum payments	930
Less: Amount representing interest	(60)
Present Value of Minimum Payments	$ 870